Stock Option Plans (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Contractual term of award	10 years
Shares authorized to be reserved	5,000,000
Shares available for issuance	4,626,350
Unrecognized compensation cost for stock options, net of forfeitures	$ 1,352,000
Weighted average remaining period (years)	1 year 8 months 12 days
Compensation cost for stock options	848,000	1,087,000	1,213,000
Weighted average assumptions
Annual dividend yield	2.34%	1.89%	1.20%
Expected volatility	31.00%	30.00%	26.00%
Risk-free interest rate	0.77%	2.00%	2.20%
Expected life	4 years 6 months	4 years 6 months	4 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be reserved	630,735
Fair market value at date of grant at restricted stock	10,700,000
Shares remaining restricted	189,609
Compensation cost for stock options	$ 1,992,000	$ 1,537,000	$ 1,055,000
Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	7 years